SEGMENT INFORMATION - Consolidated Statements of Income Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of operating segments [line items]
Revenue (notes 4 and 5)	$ 3,162	$ 2,833	$ 5,909	$ 5,476
Depreciation	480	480	954	975
Exploration, evaluation and project expenses	97	101	192	172
Other expenses (income)	80	18	97	70
Segment income	1,041	766	1,702	1,240
Segment income, attributable to non-controlling interests	264	197	456	346
Operating segments
Disclosure of operating segments [line items]
Segment income	1,136	828	1,927	1,451
Operating segments | Carlin [Member]
Disclosure of operating segments [line items]
Revenue (notes 4 and 5)	770	779	1,482	1,290
Site operating costs, royalties and community relations	381	404	766	734
Depreciation	80	91	163	154
Exploration, evaluation and project expenses	3	7	6	15
Other expenses (income)	4	2	6	4
Segment income	302	275	541	383
Operating segments | Cortez [Member]
Disclosure of operating segments [line items]
Revenue (notes 4 and 5)	385	359	798	784
Site operating costs, royalties and community relations	167	178	353	382
Depreciation	57	67	132	158
Exploration, evaluation and project expenses	3	5	4	7
Other expenses (income)	1	1	3	3
Segment income	157	108	306	234
Operating segments | Turquoise Ridge
Disclosure of operating segments [line items]
Revenue (notes 4 and 5)	268	232	479	486
Site operating costs, royalties and community relations	143	129	280	268
Depreciation	42	43	79	93
Exploration, evaluation and project expenses	2	2	3	3
Other expenses (income)	0	0	0	0
Segment income	81	58	117	122
Operating segments | Pueblo Viejo
Disclosure of operating segments [line items]
Revenue (notes 4 and 5)	314	258	604	549
Site operating costs, royalties and community relations	150	117	298	237
Depreciation	63	60	125	124
Exploration, evaluation and project expenses	1	1	2	2
Other expenses (income)	2	3	4	4
Segment income	98	77	175	182
Revenue, attributable to non-controlling interests	127	105	245	221
Cost of sales, attributable to non-controlling interests	84	70	168	143
Segment income, attributable to non-controlling interests	42	35	76	77
Operating segments | Loulo-Gounkoto [Member]
Disclosure of operating segments [line items]
Revenue (notes 4 and 5)	404	344	765	665
Site operating costs, royalties and community relations	136	139	275	283
Depreciation	62	60	129	131
Exploration, evaluation and project expenses	0	2	0	2
Other expenses (income)	10	4	22	5
Segment income	196	139	339	244
Revenue, attributable to non-controlling interests	81	69	153	133
Cost of sales, attributable to non-controlling interests	40	40	81	83
Segment income, attributable to non-controlling interests	40	28	69	50
Operating segments | Kibali [Member]
Disclosure of operating segments [line items]
Revenue (notes 4 and 5)	189	172	341	299
Site operating costs, royalties and community relations	71	70	129	136
Depreciation	36	41	64	66
Exploration, evaluation and project expenses	0	0	0	0
Other expenses (income)	(2)	1	0	4
Segment income	84	60	148	93
Operating segments | Lumwana
Disclosure of operating segments [line items]
Revenue (notes 4 and 5)	219	189	382	360
Site operating costs, royalties and community relations	102	117	210	247
Depreciation	70	59	130	103
Exploration, evaluation and project expenses	0	10	0	17
Other expenses (income)	10	3	12	5
Segment income	37	0	30	(12)
Operating segments | North Mara [Member]
Disclosure of operating segments [line items]
Revenue (notes 4 and 5)	140	149	254	307
Site operating costs, royalties and community relations	76	72	150	136
Depreciation	18	19	36	38
Exploration, evaluation and project expenses	0	0	0	0
Other expenses (income)	3	7	8	26
Segment income	43	51	60	107
Operating segments | Bulyanhulu [Member]
Disclosure of operating segments [line items]
Revenue (notes 4 and 5)	129	119	235	230
Site operating costs, royalties and community relations	58	56	114	114
Depreciation	16	15	31	31
Exploration, evaluation and project expenses	0	0	0	0
Other expenses (income)	2	1	3	17
Segment income	53	47	87	68
Operating segments | Other
Disclosure of operating segments [line items]
Revenue (notes 4 and 5)	530	392	912	786
Site operating costs, royalties and community relations	287	245	511	496
Depreciation	65	56	112	127
Exploration, evaluation and project expenses	3	2	6	4
Other expenses (income)	6	16	11	36
Segment income	169	73	272	123
Operating segments | Reportable segments [member]
Disclosure of operating segments [line items]
Revenue (notes 4 and 5)	3,348	2,993	6,252	5,756
Site operating costs, royalties and community relations	1,571	1,527	3,086	3,033
Depreciation	509	511	1,001	1,025
Exploration, evaluation and project expenses	12	29	21	50
Other expenses (income)	36	38	69	104
Segment income	1,220	888	2,075	1,544
Operating segments | Segment total [Member]
Disclosure of operating segments [line items]
Revenue (notes 4 and 5)	3,159	2,821	5,911	5,457
Site operating costs, royalties and community relations	1,500	1,457	2,957	2,897
Depreciation	473	470	937	959
Exploration, evaluation and project expenses	12	29	21	50
Other expenses (income)	38	37	69	100
Segment income	1,136	828	1,927	1,451
Accretion expense	14	12	27	24
Operating segments | Nevada Gold Mines [Member]
Disclosure of operating segments [line items]
Revenue, attributable to non-controlling interests	603	578	1,175	1,083
Cost of sales, attributable to non-controlling interests	369	390	750	769
Segment income, attributable to non-controlling interests	228	179	414	299
Operating segments | North Mara and Bulyanhulu [Member]
Disclosure of operating segments [line items]
Revenue, attributable to non-controlling interests	43	43	78	86
Cost of sales, attributable to non-controlling interests	27	26	53	51
Segment income, attributable to non-controlling interests	16	17	24	29
Operating segments | Tongon [Member]
Disclosure of operating segments [line items]
Revenue, attributable to non-controlling interests	13	11	21	22
Cost of sales, attributable to non-controlling interests	10	7	18	16
Segment income, attributable to non-controlling interests	2	2	3	5
Share of equity investees | Kibali [Member]
Disclosure of operating segments [line items]
Revenue (notes 4 and 5)	(189)	(172)	(341)	(299)
Site operating costs, royalties and community relations	(71)	(70)	(129)	(136)
Depreciation	(36)	(41)	(64)	(66)
Exploration, evaluation and project expenses	0	0	0	0
Other expenses (income)	2	(1)	0	(4)
Segment income	$ (84)	$ (60)	$ (148)	$ (93)